Derivative financial instruments	9 Months Ended
Sep. 30, 2020
Derivative financial instruments [Abstract]
Derivative financial instruments
Note 9. - Derivative financial instruments

The breakdowns of the fair value amount of the derivative financial instruments as of September 30, 2020 and December 31, 2019 are as follows:

	Balance as of September 30, 2020		Balance as of December 31, 2019
($ in thousands)	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedges	1,270	313,416	1,619	298,744
Foreign exchange derivative instruments	1,111	-	3,610	-
Notes conversion option (Note 14)	-	8,714	-	-
Total	2,381	322,130	5,230	298,744

The derivatives are primarily interest rate cash flow hedges. All are classified as non-current assets or non-current liabilities, as they hedge long-term financing agreements.

Additionally, the Company owns the following derivatives instruments:

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currency options with leading international financial institutions, which guarantee minimum Euro-U.S. dollar exchange rates. The strategy of the Company is to hedge the exchange rate for the distributions from its Spanish assets after deducting euro-denominated interest payments and euro-denominated general and administrative expenses. Through currency options, the strategy of the Company is to hedge 100% of its euro-denominated net exposure for the next 12 months and 75% of its euro denominated net exposure for the following 12 months, on a rolling basis. Hedge accounting is not applied to these options;

-	the conversion option of notes issued in July 2020 (Note 14), which fair value is liability of $9 million as of September 30, 2020.

The net amount of the fair value of interest rate derivatives designated as cash flow hedges transferred to the consolidated condensed income statement is a loss of $43.8 million for the nine-month period ended September 30, 2020 (loss of $41.1 million for the nine-month period ended September 30, 2019).

The after-tax results accumulated in equity in connection with derivatives designated as cash flow hedges as of September 30, 2020 and December 31, 2019 amount to a profit of $81.5 million and $73.8 million, respectively (included under the caption “Other reserves”).